Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits

	As at March 31
Particulars	2023	2024
Net defined benefit liability	7,090	9,316
Other long term employee benefit (liability for compensated absences)	1,796	2,346
Total employee benefit liabilities	8,886	11,662

	As at March 31
Particulars	2023	2024
Present value of unfunded obligation	7,090	9,316
Total	7,090	9,316

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2023	2024	2023	2024	2023	2024
Balance as at April 1	7,457	7,245	(199)	(155)	7,258	7,090
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	115	95	—	—	115	95
Included in profit or loss
Current service cost	1,133	1,180	—	—	1,133	1,180
Past service cost (credit)	—	(307)	—	—	—	(307)
Interest cost (income)	394	492	(11)	(11)	383	481
	1,527	1,365	(11)	(11)	1,516	1,354
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(9)	854	—	—	(9)	854
-financial assumptions	(327)	17	—	—	(327)	17
-experience adjustment	(130)	340	—	—	(130)	340
-Return on plan assets excluding interest income	—	—	(2)	1	(2)	1
	(466)	1,211	(2)	1	(468)	1,212
Effects of movement in foreign exchange rates	(609)	(118)	15	3	(594)	(115)
Other
Contribution by employer	—	—	(1)	(2)	(1)	(2)
Benefits paid	(779)	(331)	43	13	(736)	(318)
Balance as at March 31	7,245	9,467	(155)	(151)	7,090	9,316

Represented by:

	As at March 31
Particulars	2023	2024
Present value of defined benefit obligation	7,245	9,467
Less: fair value of plan assets	(155)	(151)
Net defined benefit liability	7,090	9,316

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2023	2024
Discount rate (per annum)	7.00%-7.20%	6.90%-7.00%
Future salary growth (per annum)	5.00%-11.00%	7.00%-11.00%
Withdrawal rate	5.00%-25.00%	5.00%-25.00%
Retirement age (years)	58-65	58-65

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2023		For the year ended March 31, 2024
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(269)	292	(560)	630
Future salary growth (1% movement)	281	(266)	594	(542)
Withdrawal rates (5%-10% movement)	(514)	883	(884)	1,853

Disclosure of Plan Assets	Plan assets comprise the following:

	As at March 31
Particulars	2023	2024
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	G. Expected benefit payments for the year ending:

Amount
March 31, 2025	1,211
March 31, 2026	1,150
March 31, 2027	1,337
March 31, 2028	2,127
March 31, 2029	1,786
Thereafter	9,898